Investment Risks - WisdomTree Equity Premium Income Digital Fund	Jun. 30, 2025
Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Assignment Risk. In response to a notification of an option holder’s desire to exercise the option held, the Options Clearing Corporation (“OCC”) may randomly assign the exercise notice to a clearing member, which must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that particular option. If the Fund is assigned an exercise notice, the Fund pays the buyer the difference between the Index Option price on the exercise date and the Index Option price when written by the Fund. As a result, the Fund may be forced to settle a written option position at an inopportune time and at a cost to the Fund, both of which could adversely affect the Fund’s performance and ability to track the Index.

Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

Call Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Call Options Risk. Call options may be subject to volatile swings in price influenced by changes in the value of the underlying asset. The call options purchased by the Fund may have imperfect correlation to the returns of their underlying assets. If the price of the underlying asset’s shares do not appreciate above the strike price prior to the expiration date, the Fund may lose the entire amount of the premium that it paid for the call options. With respect to call options written (sold) by the Fund, if the price of the underlying asset’s shares appreciate above the strike price prior to the expiration date, the Fund’s losses may outweigh the gains to the Fund from the receipt of options premiums.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of equity securities included in the S&P 500® Index decreases or fluctuates, causing the value of the S&P 500® Index on the Roll Date to fall below the strike price of the Index Options sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Index Options increase in value to their owners.

Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Futures Contracts Risk. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified currency, commodity, security or other instrument at a future price and time. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies, commodities or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies, commodities or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, disrupt the orderly functioning of securities markets generally, and have adverse long-term effects on the U.S. and world economies, each of which may negatively impact the Fund’s investments.

Implied Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Implied Volatility Risk. Upon selling an Index Option, the Fund gains the amount of premium it receives; however, the Fund also incurs a liability that represents the value of the Index Option it has sold until the Index Option is exercised or expires. The value of the Index Options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Consequently, increases in the implied volatility of the Index Options will cause the value of such options to increase (even if the prices of stocks in the S&P 500® Index do not change), which will result in a corresponding increase in the liabilities of the Fund under the Index Options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the Index Options expire or are struck at-the-money. The implied volatility of the Index Options sold by the Fund may increase due to general market and economic conditions, perceptions regarding the industries of companies included in the S&P 500® Index, or factors relating to certain of those companies.

Index and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index, in turn, seeks to track the performance of a cash-secured put option sales strategy. The Index may not perform as intended. There is also no assurance that the Index Provider will determine, compose or calculate the Index accurately. The Index Provider has the right to make adjustments to the Index, or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Index, as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

Limited Upside Return Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Limited Upside Return Risk. By virtue of its put option sales strategy, Fund returns will be subject to an upside limitation on returns attributable to the S&P 500® Index, and the Fund will not participate in gains beyond such upside limitation. In the event an investor purchases Fund shares between Roll Dates, and the value of the S&P 500® Index falls to a level near or below the strike price, there may be little or no ability for that investor to experience a gain on an investment in Fund shares until the next Roll Date.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Non-Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

Purchase and Sale Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Purchase and Sale Timing Risk. Although the Fund seeks to implement a strategy similar to that used by the Index, the Fund has multiple Roll Dates each month and, as a result, no matter when an investor purchases Fund shares, even on a Roll Date, the value of the investor’s investment in the Fund may not be protected against a decline in the value of the S&P 500® Index and may not benefit from a gain in the value of the S&P 500® Index. Investors may lose money if the S&P 500® Index increases, and the premium collected from selling an Index Option is insufficient to cover the S&P 500® Index gains. The value of the options written by the Fund is dependent on various factors, including, but not limited to, the value and implied volatility of the S&P 500® Index. Each of these factors may vary significantly during the period between Roll Dates and affect the Fund’s ability to achieve its investment objective between Roll Dates.

Put Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Put Options Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. The Fund assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument when it writes a put option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options as of the Roll Date (i.e., the Fund, as the seller of the put option, owes the buyer of the put option). Put options, including the Index Options, sold by the Fund may have imperfect correlation to the returns of the reference asset. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses. The Fund’s potential return is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells.

Return of Capital Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Return of Capital Risk. The Fund expects to make monthly distributions regardless of its performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.

Rolling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund’s portfolio managers are unable to roll the Index Options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which can impact the Fund’s returns.

U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.